Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

The amounts shown in the accompanying consolidated balance sheets at December 31, 2019 and June 30, 2020, are analyzed as follows:

Vessel (Borrower)	December 31, 2019	June 30, 2020
Northsea Alpha (Secondone)	$3,690	$3,490
Northsea Beta (Thirdone)	3,690	3,490
Pyxis Malou (Fourthone)	10,020	9,390
Pyxis Delta (Sixthone)	4,050	-
Pyxis Theta (Seventhone)	13,469	11,293
Pyxis Epsilon (Eighthone)	24,000	24,000
Total	$58,919	$51,663

Current portion	$9,241	$3,123
Less: Current portion of deferred financing costs	(257)	(184)
Current portion of long-term debt, net of deferred financing costs, current	$8,984	$2,939

Long-term portion	$49,678	$48,540
Less: Non-current portion of deferred financing costs	(445)	(365)
Long-term debt, net of current portion and deferred financing costs, non-current	$49,233	$48,175

Schedule of Principal Payments

Assuming no principal repayments under the loan of Eighthone discussed above, the annual principal payments required to be made after June 30, 2020, are as follows:

To June 30,	Amount
2021	3,123
2022	3,572
2023	21,041
2024 and thereafter	23,927
Total	$51,663